MERIDIAN FUND, INC.®

(“Meridian”)

Meridian Equity Income Fund®

Meridian Growth Fund®

Meridian Contrarian Fund® (formerly known as Meridian Value Fund®)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 11, 2013 to the

Prospectus dated November 1, 2012, as supplemented

On May 15, 2013, Arrowpoint AIM LLC, a wholly-owned subsidiary of Arrowpoint Asset Management, LLC (“Arrowpoint”), entered into an agreement with Aster Investment Management Co., Inc., the previous investment adviser to the Funds (“Aster”), to acquire substantially all of Aster’s assets, including its management rights with respect to the Funds (the “Transaction”). The Transaction was subject to certain conditions to closing, including, among others, approval by Meridian’s Board of Directors and by each Fund’s shareholders of a new investment management agreement between Arrowpoint and Meridian, on behalf of each of the Funds; such approvals were obtained on June 11, 2013 and August 28, 2013, respectively.

The Transaction closed on September 5, 2013, and, as a result, the following proposals became effective as of that date:

•	Approval of a new investment management agreement between Arrowpoint and Meridian, on behalf of each of the Funds.

•	Amendment of each Fund’s fundamental investment restrictions with respect to issuer diversification requirements.

•	Amendment of each Fund’s fundamental investment restriction with respect to entering into repurchase agreements and making loans.

•	Amendment of each Fund’s fundamental investment restriction with respect to short sales of securities.

•	Elimination of each Fund’s fundamental investment restriction with respect to purchasing and writing put and call options.

In view of the foregoing, and other related matters, the Prospectus for each of the Funds is hereby supplemented as follows:

1.	Change of Fund Name. Effective as of September 5, 2013, the name of the Meridian Value Fund has been changed to the Meridian Contrarian Fund. The investment objective, investment policies and investment strategies of the Fund have not been changed in connection with the name change for the Fund and the current portfolio managers will continue to manage the Fund, along with an additional co-portfolio manager.

As a result of this change, all references to the “Meridian Value Fund” in the Prospectus are deleted and replaced with the “Meridian Contrarian Fund”, except as the context may otherwise require.

2.	Change of Investment Adviser. Arrowpoint is the investment adviser to the Funds.

•	All references to the “Investment Adviser” in the Prospectus are deemed to be references to Arrowpoint, except as the context may otherwise require.

•	The information under the caption “Management” in the “Fund Summary” section of each Fund is hereby replaced with Arrowpoint Asset Management, LLC.

•	The information under the caption entitled “Organization and Management – The Investment Adviser” is deleted and replaced in its entirety with the following:

Arrowpoint Asset Management, LLC, located at 100 Fillmore St., Suite 325, Denver, CO 80206, serves as the investment adviser to the Funds. The Investment Adviser, an investment adviser registered with the Securities and Exchange Commission (“SEC”) since 2009 and privately owned by its principals, manages the investments of the Funds’ portfolios, provides administrative services and manages Meridian’s other business affairs. These services are subject to general oversight by the Board. Pursuant to an Investment Management Agreement and Service Agreement between Meridian, on behalf of the Funds, and the Investment Adviser, dated September 5, 2013 (the “Management Agreement”), the Investment Adviser provides investment advisory services to the Funds.

Prior to September 5, 2013, the Funds were managed by Aster Investment Management Co., Inc. (the “Previous Investment Adviser”) pursuant to an Investment Management Agreement and Service Agreement between Meridian, on behalf of the Funds, and the Previous Investment Adviser, dated July 13, 2012 (the “Aster Management Agreement”). On May 15, 2013, the Previous Investment Adviser entered into an agreement (the “Asset Purchase Agreement”) to sell substantially all of its assets, including its rights with respect to the Aster Management Agreement, and transfer certain liabilities to Arrowpoint AIM LLC, a wholly-owned subsidiary of the Investment Adviser (the “Transaction”). The Transaction was subject to certain conditions to closing, including, among others, approval by the Board and by each Fund’s shareholders of a new investment management agreement between the Investment Adviser and Meridian, on behalf of each of the Funds; such approvals were obtained on June 11, 2013 and August 28, 2013, respectively. The closing of the Transaction occurred on September 5, 2013 and resulted in the automatic termination of the Aster Management Agreement.

There are no material differences between the Management Agreement and the Aster Management Agreement. In this regard, the Management Agreement and the Aster Management Agreement contain the same terms, conditions, and fee rates, including applicable breakpoints, and provide for the same management services.

3.	Portfolio Manager Changes. The portfolio managers primarily responsible for overseeing the investments of the Meridian Growth Fund have changed. In addition, Mr. Larry Cordisco has joined the existing portfolio managers of the Meridian Equity Income Fund and the Meridian Contrarian Fund.

•	The following is hereby inserted as the first paragraph in the section of the Prospectus entitled “Portfolio Managers” in the “Fund Summary” section of the Meridian Equity Income Fund:

Larry Cordisco serves as a Co-Portfolio Manager of the Fund. Mr. Cordisco, who joined the Investment Adviser in 2013 when it acquired the asset management business of the previous investment adviser to the Fund, where he worked as an investment professional since 2012, has served as a Co-Portfolio Manager of the Fund since September 5, 2013.

•	The information under the caption “Portfolio Management Team” in the “Fund Summary” section of the Meridian Growth Fund is hereby replaced with the following:

Chad Meade serves as a Co-Portfolio Manager of the Fund. Mr. Meade, who joined the Investment Adviser in 2013, has served as a Co-Portfolio Manager of the Fund since September 5, 2013.

Brian Schaub, CFA, serves as a Co-Portfolio Manager of the Fund. Mr. Schaub, who joined the Investment Adviser in 2013, has served as a Co-Portfolio Manager of the Fund since September 5, 2013.

•	The following is hereby inserted as the first paragraph in the section of the Prospectus entitled “Portfolio Management Team” in the “Fund Summary” section of the Meridian Contrarian Fund:

Larry Cordisco serves as a Co-Portfolio Manager of the Fund. Mr. Cordisco, who joined the Investment Adviser in 2013 when it acquired the asset management business of the previous investment adviser to the Fund, where he worked as an investment professional since 2012, has served as a Co-Portfolio Manager of the Fund since September 5, 2013.

•	The information in the section of the Prospectus entitled “Organization and Management – Portfolio Managers” is deleted and replaced in its entirety with the following:

Larry Cordisco

Co-Portfolio Manager of Meridian Equity Income Fund and Meridian Contrarian Fund.

Employed by the Investment Adviser as an investment management professional since 2013. Mr. Cordisco was formerly employed with the Previous Investment Adviser since 2012 and, before that, from 2003 to 2011. Before joining the Previous Investment Adviser in 2003, Mr. Cordisco was an associate analyst in investment research at Bank of America Securities.

James England, CFA

Co-Portfolio Manager of Meridian Equity Income Fund and Meridian Contrarian Fund.

Employed by the Investment Adviser as an investment management professional since 2013. Mr. England was formerly employed with the Previous Investment Adviser since 2001. Before that, Mr. England was an equities derivatives trader with TD Securities from 2000 to 2001.

Chad Meade

Co-Portfolio Manager of Meridian Growth Fund.

Employed by the Investment Adviser as an investment management professional since 2013. Mr. Meade previously served as a co-portfolio manager and Executive Vice President of the Janus Triton Fund and the Janus Venture Fund. He has 14 years of experience in the financial industry and focused on small and mid-capitalization stocks in the health care and industrials sectors as an equity research analyst at Janus Capital Management LLC from 2001 to 2011. Prior to starting with Janus in August 2001, Mr. Meade was a financial analyst for Goldman Sachs’ global investment research team. He graduated summa cum laude from Virginia Tech with a Bachelor’s degree in Finance and was a member of the Omicron Delta Kappa Honor Society.

James O’Connor, CFA

Co-Portfolio Manager of Meridian Equity Income Fund and Meridian Contrarian Fund.

Employed by the Investment Adviser as an investment management professional since 2013. Mr. O’Connor was formerly employed with the Previous Investment Adviser since 2004. From 2003 to 2004, Mr. O’Connor was a Research Associate with RBC Dain Rauscher. Mr. O’Connor was an Investment Bank Intern at RSM Equico in 2002. From 2000 to 2001, Mr. O’Connor was a Compliance Associate at Thomas Weisel Partners.

Brian Schaub, CFA

Co-Portfolio Manager of Meridian Growth Fund.

Employed by the Investment Adviser as an investment management professional since 2013. Mr. Schaub previously served as a co-portfolio manager and Executive Vice President of the Janus Triton Fund and the Janus Venture Fund. He has 13 years of experience. Mr. Schaub served as an equity research analyst at Janus Capital Management LLC from 2000 to 2011, focused on small and mid-capitalization stocks in the communications sector. He graduated cum laude from Williams College with a Bachelor’s degree in Economics. Mr. Schaub also holds a Chartered Financial Analyst designation.

The SAI provides additional information about Larry Cordisco, James England, Chad Meade, James O’ Connor, and Brian Schaub, including their compensation structure, other accounts they manage and their ownership of securities in each Fund they manage.

4.	Short Sales. The following sentence is inserted as the last paragraph in the section of the Prospectus entitled “Further Information About Investment Objectives and Principal Investment Strategies – General”:

The Funds do not engage in short sales, but the Board may permit a Fund to engage in such transactions in the future.

Please retain this Supplement for your future reference

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